Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information, dated November 1, 2017 as supplemented

Investment in J.P. Morgan ETFs. Currently, as a main strategy, the JPMorgan Diversified Fund (the “Fund”) may invest up to 30% of its total assets in J.P. Morgan Mutual Funds in the same group of investment companies. Effective November 1, 2018 (the “Effective Date”) and subject to the 30% limit, the Fund may also invest in exchange-traded funds (“ETFs”) that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Fund (“J.P. Morgan ETFs,” and collectively, with the J.P. Morgan Mutual Funds, the “J.P. Morgan Funds”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Fund, when available. Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Fund’s Main Investment Strategies: On the Effective Date, the Fund’s main investment strategy will be revised to reflect that the Fund invests in J.P. Morgan Funds, which may include both mutual funds and ETFs. The Adviser expects to select only J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Fund’s Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” section:

In addition, the Adviser’s authority to allocate investments to J.P. Morgan Funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

JPMorgan Diversified Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 23, 2018

to the Summary Prospectuses, Prospectuses and Statement of Additional Information, dated November 1, 2017 as supplemented

Investment in J.P. Morgan ETFs. Currently, as a main strategy, the JPMorgan Diversified Fund (the “Fund”) may invest up to 30% of its total assets in J.P. Morgan Mutual Funds in the same group of investment companies. Effective November 1, 2018 (the “Effective Date”) and subject to the 30% limit, the Fund may also invest in exchange-traded funds (“ETFs”) that are managed by J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) or its affiliates that are in the same group of investment companies as the Fund (“J.P. Morgan ETFs,” and collectively, with the J.P. Morgan Mutual Funds, the “J.P. Morgan Funds”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). You should refer to the New Prospectuses for the Fund, when available. Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement is not complete and may be changed at any time prior to the Effective Date.

Changes to the Fund’s Main Investment Strategies: On the Effective Date, the Fund’s main investment strategy will be revised to reflect that the Fund invests in J.P. Morgan Funds, which may include both mutual funds and ETFs. The Adviser expects to select only J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns.

Changes to the Fund’s Main Investment Risks: On the Effective Date, the following will be added to the end of the “Risk/Return Summary — The Fund’s Main Investment Risks — Investments in Mutual Funds Risk” section:

In addition, the Adviser’s authority to allocate investments to J.P. Morgan Funds creates conflicts of interest. For example, investing in J.P. Morgan Funds could cause the Fund to incur higher fees and will cause the Adviser and/or its affiliates to receive greater compensation, increase assets under management or support particular investment strategies or J.P. Morgan Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUSES, PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE